Acquisitions and disposals - Vodafone Ghana and Vodafone Egypt (Details) - EUR (€) € in Millions, shares in Millions				12 Months Ended
	Feb. 21, 2023	Dec. 13, 2022	Nov. 10, 2021	Mar. 31, 2023	Mar. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration received				€ 6,976	€ 157
Vodafone Ghana
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of Ownership Interest Transferred	70.00%
Cash consideration received	€ 0
Gains (losses) on disposals of investments	€ 689
Vodafone Egypt
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest in subsidiary			55.00%	35.82%
Vodafone Egypt | Vodacom
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of Ownership Interest Transferred		55.00%
Cash consideration received		€ 577
Shares received on disposal of subsidiary		242
Vodacom
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest in subsidiary		65.10%	60.50%